Note 9 - Subsequent Events	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 5. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

On July 14, 2026, Forge Nano issued a press release announcing that Pubco, Forge Nano and Parent (solely with respect to limited provisions therein) have entered into subscription agreements (each, a “Subscription Agreement,” and the transactions contemplated under the Subscription Agreements, collectively, the “PIPE Financing”) with certain investors (the “PIPE Investors”), pursuant to which Pubco will, substantially concurrently with, and contingent upon, the consummation of the proposed business combination, sell to the PIPE Investors an aggregate of 2,300,000 shares of Pubco common stock, in a private placement for a purchase price of $10.00 per share. The PIPE Financing is expected to close in conjunction with the closing of the proposed business combination and generate gross proceeds of approximately $23,000,000.

On July 27, 2026, Archimedes II announced the filing by the Company with the U.S. Securities and Exchange Commission, on July 24, 2026, of an amendment to the registration statement on Form S-4 (as may be amended from time to time, the “Registration Statement”) previously filed in connection with the proposed business combination with Forge Nano. The Registration Statement includes a preliminary proxy statement/prospectus and has not yet been declared effective.

Archimedes Tech SPAC Partners II Co [Member]
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On July 14, 2026, Forge Nano issued a press release announcing that Pubco, Forge Nano and the Company (solely with respect to limited provisions therein) have entered into subscription agreements (the transactions contemplated under such subscription agreements, collectively, the “PIPE Financing”) with certain investors (the “PIPE Investors”), pursuant to which Pubco will, substantially concurrently with, and contingent upon, the consummation of the proposed business combination, sell to the PIPE Investors an aggregate of 2,300,000 shares of Pubco common stock, in a private placement for a purchase price of $10.00 per share. The PIPE Financing is expected to close in conjunction with the closing of the proposed business combination and generate gross proceeds of approximately $23,000,000.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.